Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income	$ 317,716	$ 241,553	$ 255,548
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	6,555	83,563	29,292
Other comprehensive (loss) income:
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	1,242	2,453	3,304
Amounts reclassified from accumulated other comprehensive income, net of tax
Other comprehensive (loss) income	(8,798)	94,416	52,851
Comprehensive income	308,918	335,969	308,399
Non-controlling interest in comprehensive income	13,546	18,197	15,078
Comprehensive income (loss), net of tax, attributable to preferred unitholders	24,941	25,606	25,702
Company / General and limited partners' interest in comprehensive income	270,431	292,166	267,619
To equity income
Other comprehensive (loss) income:
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	(16,595)	8,400	20,255
To interest expense
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax			7,257
Other comprehensive (loss) income:
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	$ 1,242	$ 2,453	$ 3,304